Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Expected Useful Lives, Gross	$ 60,439	$ 59,249	$ 57,462
Less: Accumulated depreciation and amortization	(46,328)	(44,629)	(44,448)
Total property, plant and equipment, net	14,111	14,620	13,014
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives, Gross	$ 8,768	$ 8,788	5,074
Buildings and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	7 years	7 years
Buildings and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	40 years	40 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	Shorter of life of improvement or lease term	Shorter of life of improvement or lease term
Expected Useful Lives, Gross	$ 960	$ 967	1,039
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives, Gross	$ 8,374	$ 6,986	7,133
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	15 years	15 years
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives, Gross	$ 30,274	$ 29,870	30,958
Computer equipment and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	3 years	3 years
Computer equipment and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	8 years	8 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives, Gross	$ 7,866	$ 7,805	8,129
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	5 years	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected Useful Lives (in Years)	15 years	15 years
Finance lease right-of use assets [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	Shorter of life of the asset or lease term	Shorter of life of the asset or lease term
Expected Useful Lives, Gross	$ 4,196	$ 4,833	$ 5,126